CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Insurance policy income	$ 2,407.9		$ 2,464.9	$ 2,419.7
Net investment income	1,279.0		1,387.7	1,385.8
Fee revenue and other income	50.9		34.0	19.8
Insurance policy benefits	(1,968.4)		(2,093.8)	(2,096.5)
Payment to reinsurer pursuant to long-term care business reinsured	(590.3)		0	0
Interest expense	(81.7)		(95.9)	(109.0)
Deferrable policy acquisition costs	(242.8)		(222.8)	(191.7)
Other operating costs	(728.8)		(745.7)	(786.7)
Taxes	(4.0)		(8.0)	(6.5)
Net cash from operating activities	121.8	[1]	720.4	634.9
Cash flows from investing activities:
Sales of investments	2,090.0		2,315.8	2,057.6
Maturities and redemptions of investments	1,618.2		2,491.9	1,967.4
Purchases of investments	(3,731.6)		(5,367.1)	(4,271.1)
Net sales of trading securities	4.9		30.0	60.4
Change in cash and cash equivalents held by variable interest entities	36.0		(50.1)	20.2
Cash and cash equivalents held by subsidiary prior to being sold	(164.7)		0	0
Proceeds from sale of subsidiary	231.0		0	0
Other	(27.5)		(23.0)	(31.6)
Net cash provided (used) by investing activities	56.3		(602.5)	(197.1)
Cash flows from financing activities:
Issuance of notes payable, net	0		0	944.5
Payments on notes payable	(62.9)		(126.9)	(810.6)
Expenses related to extinguishment or modification of debt	(0.6)		(61.6)	(183.0)
Amount paid to extinguish the beneficial conversion feature associated with repurchase of convertible debentures	0		(12.6)	(24.0)
Issuance of common stock	5.0		15.1	3.1
Payments to repurchase common stock and warrants	(376.5)		(118.4)	(180.2)
Common stock dividends paid	(51.0)		(24.4)	(13.9)
Amounts received for deposit products	1,295.4		1,298.1	1,296.7
Withdrawals from deposit products	(1,347.3)		(1,464.4)	(1,544.9)
Issuance of investment borrowings:
Federal Home Loan Bank	350.0		500.0	375.0
Related to variable interest entities	358.5		376.3	246.7
Payments on investment borrowings:
Federal Home Loan Bank	(367.7)		(250.5)	(375.0)
Related to variable interest entities and other	(88.8)		(132.1)	(0.9)
Investment borrowings - repurchase agreements, net	20.4		0	(24.8)
Net cash used by financing activities	(265.5)		(1.4)	(291.3)
Net increase (decrease) in cash and cash equivalents	(87.4)		116.5	146.5
Cash and cash equivalents, beginning of year	699.0		582.5	436.0
Cash and cash equivalents, end of year	$ 611.6		$ 699.0	$ 582.5

[1]	Cash flows from operating activities reflect outflows in 2014 due to the payment to reinsurer to transfer certain long-term care business.